Regulatory Matters - Schedule of Regulatory Assets and Regulatory Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory Assets	$ 2,614	$ 2,196
Regulatory Liabilities	501	526
Pension and OPEB Costs [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory Assets	1,171	1,037
Securitized Stranded Costs [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory Assets	416	481
Smart Grid [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory Assets	229	142
Deferred Energy Supply Costs [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory Assets	183	126
Recoverable Income Taxes [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory Assets	177	145
Incremental Storm Restoration Costs [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory Assets	89	28
MAPP Abandonment Costs [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory Assets	88
Deferred Debt Extinguishment Costs [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory Assets	53	57
Recoverable Workers Compensation and Long-Term Disability Costs [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory Assets	31	34
Deferred Losses on Gas Derivatives [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory Assets	4	17
Other Regulatory Assets [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory Assets	173	129
Deferred Income Taxes Due to Customers [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory Liabilities	45	48
Asset Removal Costs [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory Liabilities	324	388
Deferred Energy Supply Costs [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory Liabilities	78	33
Excess Depreciation Reserve [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory Liabilities	11	26
Other [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory Liabilities	$ 43	$ 31